Taxation	6 Months Ended
Jun. 30, 2024
Taxation [Abstract]
TAXATION
16.	TAXATION

Value added tax (“VAT”)

GF Cash (CIT) and AI R&I are subsidiaries operating in Thailand, which are subject to a statutory VAT of 7% for services in Thailand. Shenzhen GFAI, Guangzhou GFAI, InnoAI and Beijing Wanjia are the subsidiaries operating in the PRC, which are subject to a statutory VAT of 13% for goods delivered and rental provided, 6% for services provided and 9% for construction projects in the PRC. The output VAT is charged to customers who receive services from the Company and the input VAT is paid when the Company purchases goods and services from its vendors. The input VAT can be offset against the output VAT. The VAT payable is presented on the balance sheets when input VAT is less than the output VAT. A recoverable balance is presented on the balance sheets when input VAT is larger than the output VAT.

Income tax

Current income tax is provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax is accounted for using an asset and liability method. Under this method, deferred income tax is recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred tax of a change in tax rates is recognized in the consolidated statements of profit or loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income tax levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered. During the six months ended June 30, 2024 and 2023, the Company made a valuation allowance of $22,949 and $874,431 on the portion of deferred tax assets not expected to be realized.